Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Trade and Other Receivables [Line Items]
Trade receivables – third parties	[1]	$ 6,296	$ 7,833
Less: Impairment losses		(56)	(283)	$ (279)
Total		6,240	7,550
Other receivables – third parties	[2]	215	26
Deposits – third parties		343	209
Advances to contract manufacturers – third parties		4,439	2,369
Total		5,785	2,856
Total trade and other receivables		12,025	10,406
Beginning balances		283	279
Charge /(reversal) for the financial year		(227)	4	236
Ending balance		56	283	$ 279
Third Parties [Member]
Schedule of Trade and Other Receivables [Line Items]
Prepayments – third parties	[3]	$ 788	$ 252

[1]	Trade receivables are non-interest bearing and the normal credit terms granted by the Company is 30 to 90 days (2025: 30 to 90 days). They are recognized at their original invoice amounts, which represent their fair values on initial recognition.
[2]	Other receivables from third parties consist mainly of advances to contract manufacturers. The Company expected to be offset with contract manufacturers charges in the next 12 months.
[3]	Prepayments from third parties consist mainly of the subscription of Enterprise Resource Planning (ERP) system and prepaid insurances.